SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of prepayments made to individual suppliers in excess of 10% of total advances and long-term prepayments

	At December 31,
	2010	2011
Supplier A	$73. 3	$94.5
Supplier B	$18.4	$59.5

Schedule of estimated useful lives of property, plant and equipment

Land	Indefinite
Buildings	20-27 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Plant and machinery	5-10 years
Furniture, fixtures and equipment	4-15 years
Motor vehicles	4-6 years

Schedule of amortization of intangible assets

Technical know-how	10 years
Trade names	Indefinite
Patents and technology	10-25 years
Customer relationships	2-13 years
Non-compete agreements	3 years

Schedule of components of accumulated other comprehensive income

	At December 31,
	2010	2011
Foreign currency translation gains	$96.7	$130.3
Net realized (loss) gain under cash flow hedge	(19.0)	31.3
Other	(0.2)	—
Accumulated other comprehensive income	$77.5	$161.6

Schedule of computation of basic and diluted net income (loss) per share

	Year Ended December 31,
	2009	2010	2011
	(In millions, except for per share data.)
Income (loss) available to ordinary shareholders	$85.6	$236.9	$(1,018.6)
Weighted average number of ordinary shares for the calculation of basic income per share	169.7	179.6	180.5
Effect of dilutive potential ordinary shares:
Share options and warrants	2.8	2.0	—
Weighted average number of ordinary shares for the calculation of diluted income per share	172.5	181.6	180.5
Basic income (loss) per share	$0.50	$1.32	$(5.64)
Diluted income (loss) per share	$0.50	$1.30	$(5.64)

Schedule of the securities excluded from the computation of diluted income (loss) per share

	Year Ended December 31,
	2009	2010	2011
0.25% Convertible Senior Notes due in 2012	5.5	0.6	0.1
3.0% Convertible Senior Notes due in 2013	14.0	14.0	14.0
5.0% Convertible Loan due in 2016	0.4	1.3	2.2
Non-vested restricted shares	—	—	3.8
Share options	—	—	3.4
Total potentially dilutive securities	19.9	15.9	23.5